Leases - Supplemental Consolidated Balance Sheet information for operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Right-of-use assets, net	$ 129	$ 103
Liabilities
Right-of-use liabilities, current	$ 138	$ 103